Other Information - Directors and Senior Executives Narrative (Details) - EUR (€)		12 Months Ended
	Apr. 11, 2003	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Directors' remuneration expense		€ 2,732,667
Chairman
Disclosure of transactions between related parties [line items]
Total		1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100
Chairman | Board of Directors
Disclosure of transactions between related parties [line items]
Total		240,000
Chairman | Executive Commission
Disclosure of transactions between related parties [line items]
Total		80,000
Mr. Angel Vila Boix, Chief Operating Officer
Disclosure of transactions between related parties [line items]
Total		€ 1,600,000	€ 1,600,000	€ 1,600,000	€ 1,600,000	€ 1,600,000
Maximum
Disclosure of transactions between related parties [line items]
Directors' remuneration expense	€ 6,000,000